As filed electronically with the Securities and Exchange Commission on May 22, 2012.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Registration No. 033-00507
Pre-Effective Amendment No.
Post-Effective Amendment No. 108

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

1940 Act File No. 811-04419

Amendment No. 109

(Check appropriate box or boxes.)

Transamerica Series Trust

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq. 570 Carillon Parkway St. Petersburg, Florida 33716

(Name and Address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485.

☐	75 days after filing pursuant to paragraph (a) (2) of Rule 485.

☐	On (Date) pursuant to paragraph (a) (1) of Rule 485.

☐	On (Date) pursuant to paragraph (a) (2) of Rule 485.

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485.

☐	On (Date) pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act; and Transamerica Series Trust has duly caused this Post-Effective Amendment No. 108 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on the 22nd day of May, 2012.

TRANSAMERICA SERIES TRUST

By:	/s/ Thomas A. Swank
Thomas A. Swank President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 108 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Thomas A. Swank	President and Chief Executive Officer	May 22, 2012
Thomas A. Swank

/s/ Sandra N. Bane	Trustee	May 22, 2012
Sandra N. Bane*

/s/ Leo J. Hill	Trustee	May 22, 2012
Leo J. Hill*

/s/ David W. Jennings	Trustee	May 22, 2012
David W. Jennings*

/s/ Russell A. Kimball, Jr.	Trustee	May 22, 2012
Russell A. Kimball, Jr.*

/s/ Eugene M. Mannella	Trustee	May 22, 2012
Eugene M. Mannella*

/s/ Norman R. Nielsen	Trustee	May 22, 2012
Norman R. Nielsen*

/s/ Joyce G. Norden	Trustee	May 22, 2012
Joyce G. Norden*

/s/ Patricia L. Sawyer	Trustee	May 22, 2012
Patricia L. Sawyer*

/s/ John W. Waechter	Trustee	May 22, 2012
John W. Waechter*

/s/ Alan F. Warrick	Trustee	May 22, 2012
Alan F. Warrick*

/s/ Elizabeth Strouse	Vice President, Treasurer and	May 22, 2012
Elizabeth Strouse	Principal Financial Officer

/s/ Dennis P. Gallagher		May 22, 2012
* By: Dennis P. Gallagher Dennis P. Gallagher**

**	Attorney-in-fact pursuant to powers of attorney previously filed.

WASHINGTON, D.C. 20549

SECURITIES AND EXCHANGE COMMISSION

Exhibits Filed With

Post-Effective Amendment No. 108 to

Registration Statement on

Form N-1A

Transamerica Series Trust

Registration No. 033-00507

EXHIBIT INDEX

Exhibits	Description of Exhibits
XBRL Instance Document	EX-101.INS
XBRL Taxonomy Calculation Linkbase Document	EX-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document	EX-101.DEF
XBRL Taxonomy Extension Labels Linkbase Document	EX-101.LAB
XBRL Taxonomy Extension Schema Document	EX-101.SCH
XBRL Taxonomy Presentation Linkbase Document	EX-101.PRE